EMPLOYEE BENEFIT PLANS:	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS:
EMPLOYEE BENEFIT PLANS:

14. EMPLOYEE BENEFIT PLANS:

The Company maintains various defined benefit pension plans, which cover certain employees in the U.S., U.K., Germany, Finland and other countries. In Germany, plan obligations include the provision of postretirement benefits covering private health insurance premiums. Two U.S. subsidiaries provide certain retirees with healthcare and life insurance.

Funding requirements and investment policies for the Company's various defined benefit plans are governed by local statutes and fiduciary standards outlined below.

The following tables summarize the benefit obligations, plan assets and the funded status of the pension plans, along with the amounts recognized in the Consolidated Balance Sheets and the weighted average assumptions used.

	PensionBenefits
	U.S.Plans		Non-U.S.Plans
($inmillions)	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$35.6	$32.2	$640.5	$657.7
Service cost	0.2	0.2	8.7	7.5
Interest cost	1.8	1.9	31.8	31.6
Actuarial loss	6.6	2.5	41.9	13.2
Benefits paid	(1.0)	(1.2)	(34.5)	(32.0)
Foreign exchange gain	-	-	(20.2)	(38.2)
Other	-	-	0.5	0.7
Benefit obligation at end of year	$43.2	$35.6	$668.7	$640.5
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$26.0	$23.4	$233.8	$237.9
Actual return on assets	0.6	2.6	0.4	17.1
Employer contributions	1.5	1.2	6.4	4.8
Benefits paid from fund	(1.0)	(1.2)	(16.5)	(14.3)
Foreign exchange loss	-	-	(4.2)	(12.4)
Other	-	-	0.1	0.7
Fair value of plan assets at end of year	$27.1	$26.0	$220.0	$233.8

Funded status (a)	$(16.1)	$(9.6)	$(448.7)	$(406.7)
Amounts recognized in the consolidated balance sheets:
Current liabilities	$-	$-	$(13.2)	$(12.9)
Noncurrent liabilities (b)	(16.1)	(9.6)	(435.5)	(393.8)
Net amount recognized	$(16.1)	$(9.6)	$(448.7)	$(406.7)
Amounts recognized in accumulated other comprehensive income:
Net actuarial losses	$17.6	$10.2	$104.9	$53.0
Prior service cost	-	-	5.4	6.2
Accumulated other comprehensive loss	$17.6	$10.2	$110.3	$59.2

Accumulated benefit obligation	$43.2	$35.6	$637.2	$608.3

Weighted-average assumptions used to determine benefit obligations at December31:
Discount rate	4.18%	5.29%	4.50%	4.92%
Rate of compensation increase	N/A	N/A	3.05%	3.06%

(a) The Company's overall unfunded position in its defined benefit plans as of December31, 2011 is $464.8 million and the funded status of our plans is 35%. However, 76% of the Company's unfunded position is concentrated in plans mostly in Germany, where funding is neither legally required nor customary. When only the plans that have funding requirements are considered, the unfunded portion is $113.4 million and the funded status is 67%. The funding of the Company's pension plans was in compliance with local requirements as of December31, 2011.

(b) Balances include $8.0 million and $10.1 million as of December31, 2011 and 2010, respectively, related to certain German defined benefit obligations which are reported as "Other Liabilities" in the Consolidated Balance Sheets. Balances do not include $7.0 million and $6.8 million as of December31, 2011 and 2010, respectively, representing certain individually immaterial pension and postretirement medical benefit plans which are reported within "Pension and Related Liabilities" in the Consolidated Balance Sheets.

	U.S.Plans			Non-U.S.Plans
($inmillions)	2011	2010	2009	2011	2010	2009
Weighted-average assumptions used to determine net periodic benefit cost for years ended December31:
Discount rate	5.29%	5.89%	6.18%	4.92%	5.29%	6.02%
Expected return on plan assets (a)	7.99%	8.23%	8.28%	5.71%	5.49%	6.17%
Rate of compensation increase	N/A	N/A	N/A	3.06%	3.08%	3.13%
Components of net pension benefit costs:
Service cost	$0.2	$0.2	$0.2	$8.7	$7.5	$8.3
Interest cost	1.8	1.9	1.8	31.8	31.6	33.4
Expected return on assets	(2.0)	(1.9)	(1.6)	(14.8)	(12.9)	(13.7)
Net amortization of actuarial losses	0.7	0.5	0.7	-	0.9	0.1
Amortization of prior service cost	-	-	-	1.0	0.6	-
Other	-	-	-	-	0.4	1.2
Net periodic pension cost	0.7	0.7	1.1	26.7	28.1	29.3
Settlement/curtailment	-	-	-	-	-	(0.4)
Total pension cost	$0.7	$0.7	$1.1	$26.7	$28.1	$28.9

(a) The long-term rate of return on assets listed above is the average of expected returns developed for each plan weighted by each plan's assets, as of January1 of the year measured. Rates of return have been estimated based on various asset-appropriate price and yield indices, adjusted for projected inflation and long-term dividend growth.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

($inmillions)	U.S.Plans	Non-U.S. Plans
2012	$1.5	$32.4
2013	1.6	33.6
2014	1.9	35.9
2015	2.0	37.2
2016	2.1	38.3
Years 2017 - 2021	12.1	195.2
Expected employer contributions to plan assets:
2012	$2.0	$5.4

Recognition of actuarial losses-In 2012, the Company expects to recognize $7.0 million of previously unrecognized actuarial losses.

Other postretirement benefits-The Company had liabilities of $5.1 million and $4.3 million as of December31, 2011 and 2010, respectively, related to other postretirement benefit plans reported as "Pension and Related Liabilities" in the Consolidated Balance Sheets. Related plan expenses were $0.2 million, $0.2 million and $0.3 million in 2011, 2010 and 2009, respectively.

Plans with accumulated benefit obligations in excess of plan assets-The Company's defined benefit plans all had accumulated benefit obligations in excess of plan assets.

Plans with projected benefit obligations in excess of plan assets-The Company's defined benefit plans all had projected benefit obligations in excess of plan assets.

Contributions-During the year ended December31, 2011, the Company made contributions of approximately $8.0 million to its defined benefit pension trusts and an additional $18.1 million in benefit payments directly to plan participants. For 2012, the Company expects to make payments of approximately $7.5 million as contributions to pension trusts plus benefit payments directly to plan participants of approximately $18.1 million.

Investment policies and strategies-The Company's plans have varying statutory and plan governance requirements. For example, U.K. plan investments are limited to listed securities not affiliated with the Company or the investment advisor and equities are divided between domestic and foreign equity. U.S. plan investments are generally limited to mutual funds. Although the Company has representatives of local management involved in the governance of all plans, some plans or statutes also have representation by workers, employee unions, and/or corporate-level executives.

Plans in Finland, the U.K. and the U.S. represent approximately 90% of total plan assets. In these countries, the general investment objectives are to maximize the expected return on the plans' assets without unduly prejudicing the security of the members' accrued benefits and with sufficient liquidity to meet current plan cash flow requirements. As each plan is locally governed, asset allocations may vary between plans. Most plans do not have fixed targets but vary their investment allocations based on plan trustees' consultation with professional investment advisors as to whether these allocations remain appropriate in light of relative investment performance and risk and/or actuarial changes related to plan participants. The following table presents the weighted-average of the plans' targeted investment allocations in 2011 as well as the actual weighted-average investment allocations as of December31, 2011 and 2010:

	U.S.Plans			Non-U.S.Plans
	Target	2011	2010	Target	2011	2010
Cash and cash equivalents	-%	1%	-%	3%	8%	9%
Equity securities	61	56	57	36	40	36
Fixed income	39	42	42	50	39	47
Insurance contracts, real estate and other	-	1	1	11	13	8

The following table presents the Company's plan assets using the fair value hierarchy as of December31, 2011 and 2010. See Item 8. Financial Statements and Supplementary Data - Note 5, "Financial Instruments and Fair Value Measurements," for descriptions of the Company's fair value hierarchy levels. The Company does not have any employee benefit plan assets that are classified as Level 3 inputs as of December31, 2011 or 2010.

	FairValueMeasurements
	AsofDecember31,2011			AsofDecember31,2010
(inmillions)	Total	Level1	Level2	Total	Level1	Level2
Cash and cash equivalents	$19.7	$3.7	$16.0	$21.8	$2.6	$19.2
Equity securities:
Domestic large-cap growth (a)(b)	5.3	-	5.3	8.3	-	8.3
International large-cap growth (a)	4.6	0.3	4.3	5.7	0.3	5.4
Other equity funds	77.5	2.6	74.9	84.4	2.8	81.6
Fixed income securities:
Domestic government bonds (a)(b)	8.1	0.8	7.3	9.1	-	9.1
International government bonds (a)	8.6	-	8.6	5.2	-	5.2
Corporate bonds (a)	65.8	2.2	63.6	84.3	1.8	82.5
Plan sponsor	9.9	-	9.9	10.3	-	10.3
Other bond funds	17.7	3.9	13.8	11.8	3.8	8.0
Other investments:
Insurance contracts	17.1	-	17.1	13.3	-	13.3
Real estate investment funds	9.6	-	9.6	-	-	-
Other	3.2	0.1	3.1	5.6	0.1	5.5
Total	$247.1	$13.6	$233.5	$259.8	$11.4	$248.4

(a) Represents a direct investment or mutual pooled fund.

(b) "Domestic" refers to investments in the plan's home country. Most plan assets are located in Finland, the U.K., the U.S. or Germany.

Level 1

Direct investments in publicly traded equity and debt securities are valued at quoted market prices. Similarly, mutual funds are public investment vehicles valued at quoted market prices, which represent the net asset value ("NAV") of the shares held.

Level 2

Most of the Company's Level 2 investments are funds valued at NAV provided by investment managers. Investments that do not meet the criteria for Level 1, but are redeemable at NAV within 90 days of the measurement date are classified as Level 2. Investments with longer time horizons for redemption are evaluated individually based on specific facts and circumstances with the rebuttable presumption that such investments should be classified as Level 3.

Direct investments in corporate and government bonds that are not actively traded are based on institutional bid evaluations using proprietary models. Commingled and proprietary funds are valued at unit or net asset values provided by investment managers, which are based on the fair value of the underlying investments utilizing public information, independent external valuation from third-party services, third-party advisors, or standard bond or other investment valuation models. Insurance contracts are valued as reported by the issuer, typically either using cash surrender value - the amount a plan would receive if a contract was cashed out at year end - orbased on the present value of the expected future cash flows. Participations in real estate funds are valued at net asset value as determined by the fund manager using directly and indirectly observable inputs including comparable asset values and lease-rental cash flows. The plan sponsor loan is valued at its principal amount, consistent with its valuation in Rockwood's consolidated financial statements.

Other Retirement Benefit Plans

Savings Plans-The Company sponsors various defined contribution plans for certain employees. Contributions under the plans are based on specified percentages of employee compensation. In aggregate, the Company's contributions to these plans were $13.1 million, $12.7 million and $6.5 million in 2011, 2010 and 2009, respectively.

Multiemployer Plans-The Company participates in four multiemployer plans. Two of these plans are located in Germany and two of the plans are in the U.S. The risks of participating in these multiemployer plans are different from single-employer plans in the following aspects:

· Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

· If a participating employer stops contributing to the plan, the unfunded obligation of the plan may be borne by remaining participating employers.

· If the Company chooses to stop participating in its U.S. multiemployer plans, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a "withdrawal liability."

The Company's contribution to these plans is outlined in the table below. Comparability was influenced by increases in German employment during these years as well as shorter work weeks during 2009 due to the effects of the financial crisis.

	CompanyContributions($inmillions)
	YearendedDecember31,
PensionFund	2011	2010	2009
Pensionskasse Dynamit Nobel Versicherungsverein auf Gegenseitigkeit, Troisdorf ("DN Pensionskasse")	$7.7	$6.2	$5.9
Other Plans	0.5	0.3	0.2
Total	$8.2	$6.5	$6.1

Unless otherwise noted, the following multiemployer plan disclosures relate only to the DN Pensionskasse located in Germany, as this is the only individually significant plan in which the Company participates. Rockwood's contributions to the DN Pensionskasse represented more than 90% of the Company's total multiemployer contributions (see table above) and represented approximately half of the total contributions received by the DN Pensionskasse in the years ended December31, 2011, 2010 and 2009.

The DN Pensionskasse plan provides monthly payments in the case of disability, death or retirement. Additional information of the DN Pensionskasse is available in the public domain. Some participants in the plan are subject to collective bargaining arrangements, which have no fixed expiration date. The contribution and benefit levels are neither negotiated nor significantly influenced by these collective bargaining arrangements nor are benefit levels generally subject to reduction.

The DN Pensionskasse rulesrequire that contributions are set by its Board to comply with the applicable German insurance law. This law requires that such plans be fully funded at all times. The DN Pensionskasse was in fact fully funded as of December31, 2010, the date the most recent information is publicly available. This funding level would correspond to the highest funding zone status (at least 80% funded) under U.S. pension regulation.

The DN Pensionskasse plan is subject to a financial improvement plan ("FIP") which expires in 2014, although no surcharge has been imposed. The FIP calls for increased capital reserves to avoid future underfunding risk - as noted above, there is no current funding shortfall. The majority of the Company's contributions are tied to employees' contributions, which are generally calculated as a percentage of base compensation, up to a certain statutory ceiling. Until 2014 (end of the FIP), the Company will pay at least three times the employees' contributions for longer-term employees. However, for employees starting after December1, 2007, the Company's contributions equal the employee contributions.

Since the plan liabilities need to be fully funded at all times according to local funding requirements, it is unlikely that the DN Pensionskasse plan will fail to fulfill its obligations, however, in such an event, the Company is liable for the benefits of its employees who participate in the plan.